Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,107,109.04
Previously Paid Amount
Total Fee Amount	4,762.50
Total Offset Amount
Net Fee	$ 4,762.50